                        STYLE SELECT SERIES(Registered)
                SUPPLEMENT TO THE PROSPECTUS DATED JUNE 15, 1998

     Effective December 1, 1998, Class C shares of each Portfolio will convert to Class II shares and will become subject to a 1% initial sales load in addition to a contingent deferred sales charge of 1% on certain redemptions of Class II shares made within eighteen months of the date of purchase. The imposition of the 1% front-end sales charge and the lengthening of the time in which the contingent deferred sales charge may be imposed are the only differences between the institution of the new Class II shares and former Class C shares. All other fees and charges remain the same. This change will have no impact on shareholders who purchased Class C shares prior to December 1, 1998. All other provisions relating to Class C shares will apply. PLEASE NOTE THAT ALL REFERENCES MADE TO "CLASS C SHARES" IN THE PROSPECTUS NOT OTHERWISE INDICATED IN THIS SUPPLEMENT SHOULD BE REPLACED WITH "CLASS II SHARES."

     The fifth paragraph in the first column on page 1 of the Prospectus is replaced in its entirety with the following:

          Each Portfolio currently offers Class A, Class B and Class II shares. The offering price is the next-determined net asset value per share, plus for each class a sales charge which, at the investor's option, may (i) be imposed at the time of purchase (Class A shares), (ii) be deferred (Class B shares and purchases of Class A shares in excess of $1 million), or (iii) contain elements of a sales charge that is both imposed at the time of purchase and deferred (Class II shares). Class B shares may be subject to a declining contingent deferred sales charge ("CDSC") that may be imposed on redemptions made within six years of purchase. Class B shares of each Portfolio will convert automatically to Class A shares on the first business day of the month following the seventh anniversary of the issuance of such Class B shares. Class II shares may be subject to a CDSC imposed on redemptions made within eighteen months of purchase. Each class makes distribution and account maintenance and service fee payments under a distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"). See "Purchase of Shares."

   The section entitled "Summary of Expenses" on pages 3 and 4 of the Prospectus is replaced in its entirety with the following:

                              SUMMARY OF EXPENSES

    A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class II shares follows:

                                                               LARGE-CAP                MID-CAP               AGGRESSIVE
                                                           GROWTH PORTFOLIO        GROWTH PORTFOLIO        GROWTH PORTFOLIO
                                                         ---------------------   ---------------------   ---------------------
                                                         CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                                           A       B      II       A       B      II       A       B      II
                                                         -----   -----   -----   -----   -----   -----   -----   -----   -----
Shareholder Transaction
  Expenses
  Maximum Initial Sales Load(1)........................  5.75%    None   1.00%   5.75%    None   1.00%   5.75%    None   1.00%
  Maximum Sales Load on Reinvested Dividends...........   None    None    None    None    None    None    None    None    None
  Maximum Deferred Sales Load(2).......................   None   4.00%   1.00%    None   4.00%   1.00%    None   4.00%   1.00%
  Redemption Fees(3)...................................   None    None    None    None    None    None    None    None    None
  Exchange Fees........................................   None    None    None    None    None    None    None    None    None

Annual Portfolio Operating
  Expenses (as a percentage
  of average net assets)
  Management Fees......................................  1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%
  12b-1 Fees(4)........................................  0.35%   1.00%   1.00%   0.35%   1.00%   1.00%   0.35%   1.00%   1.00%
  Other Expenses (net of fee waivers/ expense
    reimbursements)(5).................................  0.43%   0.43%   0.43%   0.43%   0.43%   0.43%   0.43%   0.43%   0.43%
                                                         -----   -----   -----   -----   -----   -----   -----   -----   -----
Total Operating Expenses (net of fee waivers/expense
  reimbursements)(5)...................................  1.78%   2.43%   2.43%   1.78%   2.43%   2.43%   1.78%   2.43%   2.43%
                                                         -----   -----   -----   -----   -----   -----   -----   -----   -----
                                                         -----   -----   -----   -----   -----   -----   -----   -----   -----


                                                                LARGE-CAP
                                                             BLEND PORTFOLIO
                                                          ---------------------
                                                          CLASS   CLASS   CLASS
                                                            A       B      II
                                                          -----   -----   -----
Shareholder Transaction
  Expenses
  Maximum Initial Sales Load(1)........................   5.75%    None   1.00%
  Maximum Sales Load on Reinvested Dividends...........    None    None    None
  Maximum Deferred Sales Load(2).......................    None   4.00%   1.00%
  Redemption Fees(3)...................................    None    None    None
  Exchange Fees........................................    None    None    None

Annual Portfolio Operating
  Expenses (as a percentage
  of average net assets)
  Management Fees......................................   1.00%   1.00%   1.00%
  12b-1 Fees(4)........................................   0.35%   1.00%   1.00%
  Other Expenses (net of fee waivers/ expense
    reimbursements)(5).................................   0.43%   0.43%   0.43%
                                                          -----   -----   -----
Total Operating Expenses (net of fee waivers/expense
  reimbursements)(5)...................................   1.78%   2.43%   2.43%
                                                          -----   -----   -----
                                                          -----   -----   -----

------------

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1,000,000 or more. See "Purchase of Shares."
(2) Purchases of Class A shares in excess of $1,000,000 will be subject to a CDSC on redemptions made within one year of purchase. The CDSC on Class B shares applies only if a redemption occurs within six years from their purchase date. The CDSC on Class II shares applies only on redemptions made within eighteen months of purchase.
(3) A $15.00 fee may be imposed for wire redemptions.
(4) 0.25% of the 12b-1 fee comprises an Account Maintenance and Service Fee.
    A portion of the Account Maintenance and Service Fee is paid for continuous personal service to investors in the Portfolios, such as responding to shareholder inquiries, quoting net asset values, providing current marketing material and attending to other shareholder matters. Class B or Class II shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.
(5) SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an annual rate set forth above under Total Operating Expenses. The information provided in the table represents estimated amounts for the current fiscal year net of current fee waivers/expense reimbursements. For the fiscal year ended October 31, 1997, the Other Expenses and Total Operating Expenses (on a gross basis) were:
    Mid-Cap Growth Portfolio, Class A, 0.84% and 2.19%; Mid-Cap Growth
    Portfolio, Class B, 0.89% and 2.89%; Mid-Cap Growth Portfolio, Class II
    (formerly, Class C shares), 1.41% and 3.41%; Aggressive Growth Portfolio,
    Class A, 0.75% and 2.10%; Agressive Growth Portfolio, Class B, 0.79% and
    2.79%; Aggressive Growth Portfolio, Class  II (formerly, Class C shares),
    1.18% and 3.18%. For the period October 15, 1997 (commencement of operations) through October 31, 1997, the Other Expenses and Total Operating
    Expenses (on a gross basis) were: Large-Cap Growth Portfolio, Class A, 1.02% and 2.37%; Large-Cap Growth Portfolio, Class B, 1.96% and 3.96%; Large-Cap
    Growth Portfolio, Class II (formerly, Class C shares), 3.72% and 5.72%;
    Large-Cap Blend Portfolio, Class A, 1.01% and 2.36%; Large-Cap Blend
    Portfolio, Class B, 1.69% and 3.69%; Large-Cap Blend Portfolio, Class II
    (formerly, Class C shares), 3.55% and 5.55%.

                                                               LARGE-CAP                                       SMALL-CAP
                                                            VALUE PORTFOLIO         VALUE PORTFOLIO         VALUE PORTFOLIO
                                                         ---------------------   ---------------------   ---------------------
                                                         CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS   CLASS
                                                           A       B      II       A       B      II       A       B      II
                                                         -----   -----   -----   -----   -----   -----   -----   -----   -----
Shareholder Transaction
  Expenses
  Maximum Initial Sales Load(1)........................  5.75%    None   1.00%   5.75%    None   1.00%   5.75%    None   1.00%
  Maximum Sales Load on Reinvested Dividends...........   None    None    None    None    None    None    None    None    None
  Maximum Deferred Sales Load(2).......................   None   4.00%   1.00%    None   4.00%   1.00%    None   4.00%   1.00%
  Redemption Fees(3)...................................   None    None    None    None    None    None    None    None    None
  Exchange Fees........................................   None    None    None    None    None    None    None    None    None

Annual Portfolio Operating
  Expenses (as a percentage
  of average net assets)
  Management Fees......................................  1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%   1.00%
  12b-1 Fees(4)........................................  0.35%   1.00%   1.00%   0.35%   1.00%   1.00%   0.35%   1.00%   1.00%
  Other Expenses (net of fee waivers/ expense
    reimbursements)(5).................................  0.43%   0.43%   0.43%   0.43%   0.43%   0.43%   0.43%   0.43%   0.43%
                                                         -----   -----   -----   -----   -----   -----   -----   -----   -----
Total Operating Expenses (net of fee waivers/expense
  reimbursements)(5)...................................  1.78%   2.43%   2.43%   1.78%   2.43%   2.43%   1.78%   2.43%   2.43%
                                                         -----   -----   -----   -----   -----   -----   -----   -----   -----
                                                         -----   -----   -----   -----   -----   -----   -----   -----   -----


                                                              INTERNATIONAL
                                                            EQUITY PORTFOLIO
                                                          ---------------------
                                                          CLASS   CLASS   CLASS
                                                            A       B      II
                                                          -----   -----   -----
Shareholder Transaction
  Expenses
  Maximum Initial Sales Load(1)........................   5.75%    None   1.00%
  Maximum Sales Load on Reinvested Dividends...........    None    None    None
  Maximum Deferred Sales Load(2).......................    None   4.00%   1.00%
  Redemption Fees(3)...................................    None    None    None
  Exchange Fees........................................    None    None    None

Annual Portfolio Operating
  Expenses (as a percentage
  of average net assets)
  Management Fees......................................   1.10%   1.10%   1.10%
  12b-1 Fees(4)........................................   0.35%   1.00%   1.00%
  Other Expenses (net of fee waivers/ expense
    reimbursements)(5).................................   0.58%   0.58%   0.58%
                                                          -----   -----   -----
Total Operating Expenses (net of fee waivers/expense
  reimbursements)(5)...................................   2.03%   2.68%   2.68%
                                                          -----   -----   -----
                                                          -----   -----   -----

------------

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1,000,000 or more. See "Purchase of Shares."
(2) Purchases of Class A shares in excess of $1,000,000 will be subject to a CDSC on redemptions made within one year of purchase. The CDSC on Class B shares applies only if a redemption occurs within six years from their purchase date. The CDSC on Class II shares applies only on redemptions made within eighteen months of purchase.
(3) A $15.00 fee may be imposed for wire redemptions.
(4) 0.25% of the 12b-1 fee comprises an Account Maintenance and Service Fee.
    A portion of the Account Maintenance and Service Fee is paid for continuous personal service to investors in the Portfolios, such as responding to shareholder inquiries, quoting net asset values, providing current marketing material and attending to other shareholder matters. Class B or Class II shareholders who own their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charge permitted under the Conduct Rules of the National Association of Securities Dealers, Inc.
(5) SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep operating expenses at or below an annual rate set forth above under Total Operating Expenses. The information provided in the table represents estimated amounts for the current fiscal year net of the current fee waivers/expense reimbursements. For the fiscal year ended October 31, 1997, the Other Expenses and Total Operating Expenses (on a gross basis) were: Value Portfolio, Class A, 0.77% and 2.12%; Value Portfolio, Class B,
    0.80% and 2.80%; Value Portfolio, Class II (formerly, Class C shares), 1.08% and 3.08%; International Equity Portfolio, Class A, 1.02% and 2.47%;
    International Equity Portfolio, Class B, 1.07% and 3.17%; International
    Equity Portfolio, Class II (formerly, Class C shares), 1.47% and 3.57%.
    For the period October 15, 1997 (commencement of operations) through October
    31, 1997, the Other Expenses and Total Operating Expenses (on a gross basis) were: Large-Cap Value Portfolio, Class A, 1.01% and 2.36%; Large-Cap Value
    Portfolio, Class B, 1.59% and 3.59%; Large-Cap Value Portfolio, Class II
    (formerly, Class C shares), 3.65% and 5.65%; Small-Cap Value Portfolio,
    Class A, 1.00% and 2.35%; Small-Cap Value Portfolio, Class B, 1.17% and
    3.17%; Small-Cap Value Portfolio, Class II (formerly, Class C shares), 1.85% and 3.85%.

     The "EXAMPLE" set forth on page 5 of the Prospectus is replaced in its entirety with the following:

EXAMPLE:

     You would pay the following expenses on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period:

                                                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                   ------   -------   -------   --------
LARGE-CAP GROWTH PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 65     $ 106     $ 150      $253
  (Class II shares)..............................................................   $ 44     $  85     $ 138      $284

MID-CAP GROWTH PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 65     $ 106     $ 150      $253
  (Class II shares)..............................................................   $ 44     $  85     $ 138      $284

AGGRESSIVE GROWTH PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 65     $ 106     $ 150      $253
  (Class II shares)..............................................................   $ 44     $  85     $ 138      $284

LARGE-CAP BLEND PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 65     $ 106     $ 150      $253
  (Class II shares)..............................................................   $ 44     $  85     $ 138      $284

LARGE-CAP VALUE PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 65     $ 106     $ 150      $253
  (Class II shares)..............................................................   $ 44     $  85     $ 138      $284

VALUE PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 65     $ 106     $ 150      $253
  (Class II shares)..............................................................   $ 44     $  85     $ 138      $284

SMALL-CAP VALUE PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 65     $ 106     $ 150      $253
  (Class II shares)..............................................................   $ 44     $  85     $ 138      $284

INTERNATIONAL EQUITY PORTFOLIO
  (Class A shares)...............................................................   $ 77     $ 118     $ 161      $280
  (Class B shares)*..............................................................   $ 67     $ 113     $ 162      $278
  (Class II shares)..............................................................   $ 47     $  92     $ 151      $308

------------

* Class B shares convert to Class A shares on the first business day of the month following the seventh anniversary of the purchase of such Class B shares. Therefore, with respect to the 10-year expense information, years 8, 9 and 10 reflect the expenses attributable to ownership of Class A shares.

     The foregoing examples, including the 5% return and the expenses used, are intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly, and should not be considered a representation of past or future performance or expenses. For more complete descriptions of the various costs and expenses, see "Purchase of Shares." Actual expenses may be greater or less than those shown.

     You would pay the following expenses on the same investment, assuming no redemption:

                                                                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                                   ------   -------   -------   --------
LARGE-CAP GROWTH PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 25     $  76     $ 130      $253
  (Class II shares)..............................................................   $ 34     $  85     $ 138      $284

MID-CAP GROWTH PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 25     $  76     $ 130      $253
  (Class II shares)..............................................................   $ 34     $  85     $ 138      $284

AGGRESSIVE GROWTH PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 25     $  76     $ 130      $253
  (Class II shares)..............................................................   $ 34     $  85     $ 138      $284

LARGE-CAP BLEND PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 25     $  76     $ 130      $253
  (Class II shares)..............................................................   $ 34     $  85     $ 138      $284

LARGE-CAP VALUE PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 25     $  76     $ 130      $253
  (Class II shares)..............................................................   $ 34     $  85     $ 138      $284

VALUE PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 25     $  76     $ 130      $253
  (Class II shares)..............................................................   $ 34     $  85     $ 138      $284

SMALL-CAP VALUE PORTFOLIO
  (Class A shares)...............................................................   $ 75     $ 110     $ 148      $255
  (Class B shares)*..............................................................   $ 25     $  76     $ 130      $253
  (Class II shares)..............................................................   $ 34     $  85     $ 138      $284

INTERNATIONAL EQUITY PORTFOLIO
  (Class A shares)...............................................................   $ 77     $ 118     $ 161      $280
  (Class B shares)*..............................................................   $ 27     $  83     $ 142      $278
  (Class II shares)..............................................................   $ 37     $  92     $ 151      $308

------------

* Class B shares convert to Class A shares on the first business day of the month following the seventh anniversary of the purchase of such Class B shares. Therefore, with respect to the 10-year expense information, years 8, 9 and 10 reflect the expenses attributable to ownership of Class A shares.

     The foregoing examples, including the 5% return and the expenses used, are intended to assist investors in understanding the costs and expenses that a shareholder in the Fund will bear directly or indirectly, and should not be considered a representation of past or future performance or expenses. For more complete descriptions of the various costs and expenses, see "Purchase of Shares." Actual expenses may be greater or less than those shown.

     The first paragraph in the section entitled "PURCHASE OF SHARES--General" on page 54 of the Prospectus is replaced in its entirety with the following:

          Shares of each of the Portfolios are sold at the respective net asset value next calculated after receipt of a purchase order, plus a sales charge, which, at the election of the investor, either may (i) be imposed at the time of purchase (Class A shares), (ii) be imposed on a deferred basis (Class B shares and certain Class A shares), or (iii) contain certain elements of a sales charge that is imposed at the time of purchase and that is deferred (Class II shares).

     The second paragraph in the second column on page 55 of the Prospectus is replaced in its entirety with the following:

          CLASS II SHARES. Class II shares are offered at net asset value plus an initial sales charge as follows:

                                SALES CHARGE                   CONCESSION
                        -----------------------------          OF DEALERS
                                             % OF            ---------------
                             % OF         NET AMOUNT              % OF
                        OFFERING PRICE     INVESTED          OFFERING PRICE
                        ---------------   -----------        ---------------
                             1.00%           1.01%                1.00%

          Certain redemptions of Class II shares made within eighteen months of the date of purchase (within one year of purchase for Class C shares purchased prior to December 1, 1998) are subject to a CDSC of 1%. The method for calculating any such CDSC will be the same method used for calculating the CDSC for Class B shares. See "Class B Shares" above.

     The last paragraph under the subheading "Other Redemption Information" on page 58 of the Prospectus is replaced in its entirety with the following:

          If a shareholder redeems shares of any class of a Fund and then within one year from the date of redemption decides the shares should not have been redeemed, the shareholder may use all or any part of the redemption proceeds to reinstate, free of sales charges (Class A and Class II shares) and with the crediting of any CDSC paid with respect to such reinstated shares at the time of redemption (Class B and Class II shares), all or any part of the redemption proceeds in shares of the Fund at the then-current net asset value. Reinstatement may affect the tax status of the prior redemption.

                                  * * * * *

     Effective November 13, 1998, Neuberger&Berman LLC ("Neuberger & Berman"), an Adviser to the Value Portfolio, will simplify its name to Neuberger Berman LLC ("Neuberger Berman"). Please note that all references in the Prospectus made to Neuberger&Berman LLC should be replaced with Neuberger Berman.

     Effective December 1, 1998, the legal name of Morgan Stanley Asset Management Inc. ("MSAM"), an Adviser to the Large-Cap Blend Portfolio, will change to Morgan Stanley Dean Witter Investment Management Inc. ("MSDW Investment Management"). Please note that all references in the Prospectus made to Morgan Stanley Asset Management Inc. should be replaced with MSDW Investment Management.

     Effective December 1, 1998, Strong Capital Management, Inc. ("Strong") and Schafer Capital Management, Inc. ("Schafer"), a subcontractor to Strong (together referred to as "Strong/Schafer"), will no longer serve as an Adviser to the Value Portfolio. American Century Investment Management, Inc. ("American Century"), pursuant to its Subadvisory Agreement with SunAmerica Asset Management Corp. ("SunAmerica"), will assume subadvisory responsibilities for the portion of the assets that Strong/Schafer had managed. References to Strong/Schafer's performance on pages 29, 30 and 31 of the Prospectus are no longer applicable.

Dated: December 1, 1998